Note 9 - Investment In Unaffilated Enity	12 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

NOTE 9. INVESTMENT IN UNAFFILIATED ENTITY

In 2006, vFinance made an investment in an unaffiliated entity for approximately $162,000 representing a 4.9% equity interest. This entity provided economic feasibility services. In the first fiscal quarter of 2013, management learned that the entity went into receivership and as such established a valuation allowance of $162,000 to fully reserve against the value of the investment.